Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Option Pricing Model and Adopted Fair Value Per Share

The Group uses binomial option pricing model and adopts fair value per share of ordinary share to determine fair value of the share-based awards. The estimated fair value of each option or each restricted share granted is estimated on the date of grant using the binomial option-pricing model or fair value per share of ordinary share with the following assumptions:

	For the six months ended
	June 30,
Options	2025	2026
Fair value per share (US$)*	23.80~26.60	27.44
Discount rate (after tax)	Not applicable	Not applicable
Risk-free interest rate	4.23%~4.24%	4.30%
Expected volatility	59.65%~60.29%	73.05%
Contractual term (in years)	10	10
Discount for lack of marketability (“DLOM”)	Not applicable	Not applicable

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).

Schedule of stock options activities

The following table presents a summary of the Company’s stock options activities for the six months ended June 30, 2025 and 2026.

					Weighted
				Weighted	average
				Average	remaining	Aggregated
				exercise	contractual	intrinsic
	Number of Options Outstanding*			price*	life	value
	Employees	Consultant	Total			RMB in
				US$	(in years)	thousands
Outstanding at January 1, 2025	40,048	-	40,048	6.2475	9.32	7,990
Granted	9,229	-	9,229	3.5000	-	-
Exercised	(1,452)	-	(1,452)	-	-	-
Forfeited	(266)		(266)	3.5000	-	-
Outstanding at June 30, 2025	47,559	-	47,559	5.8065	9.01	8,052
Exercisable as of June 30, 2025	27,752	-	27,752	7.4550	8.92	4,672

Outstanding at January 1, 2026	44,383	12,306	56,689	4.7530	8.81	10,332
Granted	2,829	-	2,829	3.5000	-	-
Forfeited	(601)	-	(601)	3.5000	-	-
Outstanding at June 30, 2026	46,611	12,306	58,917	4.7040	8.38	6,364
Exercisable as of June 30, 2026	37,944	12,306	50,250	4.9140	8.45	5,461

*	The shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).

Schedule of restricted share activities

The following table sets forth the summary of restricted share activities for the six months ended June 30, 2025 and 2026:

	Number of	Weighted-Average
	Restricted	Grant Date
	Shares Granted*	Fair Value*
		(US$)
Unvested as of January 1, 2025	3,057	164.1640
Awarded	37,910	30.2925
Vested	(39,392)	34.8285
Outstanding at June 30, 2025	1,575	176.1795
Unvested as of January 1, 2026	563	116.0425
Vested	(348)	113.2040
Outstanding at June 30, 2026	215	120.6310

*	The shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).